Costs and Expenses by Nature - Summary of Expenses by Nature/Purpose (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Expense By Nature [abstract]
Commodity cost (natural gas)(i)	[1]	R$ (3,867,044)	R$ (4,885,497)	R$ (3,767,874)
Raw materials		(3,289,845)	(3,231,169)	(2,754,546)
Personnel expenses		(2,533,429)	(2,244,252)	(1,998,898)
Depreciation and amortization		(2,340,854)	(2,287,877)	(2,051,824)
Railroad transportation and port elevation expenses		(1,897,975)	(1,867,196)	(1,695,600)
Electricity purchased for resale		(927,913)
Construction cost		(885,630)	(813,341)	(415,753)
Natural gas transportation cost		(753,603)	(703,500)	(718,088)
Leases expenses		(59,693)	(48,182)	(14,157)
Selling expenses		(23,387)	(26,168)	(30,139)
Leases and concessions expenses				(212,081)
Other		(672,176)	(411,979)	(444,119)
Total expenses by nature		(17,251,549)	(16,519,161)	(14,103,079)
Cost of sales		(14,501,725)	(14,160,233)	(12,108,305)
Selling expenses		(959,146)	(1,122,866)	(1,019,234)
General and administrative expenses		(1,790,678)	(1,236,062)	(975,540)
Total cost and expenses		(17,251,549)	R$ (16,519,161)	R$ (14,103,079)
Cost of natural gas and electricity purchased arising from recognition of sector financial asset and liability		R$ 201,346

[1]	Includes the amount of R$201,346 arising from the recognition of sector financial asset and liability.